CONSOLIDATED STATEMENT OF INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Profit (loss) [Line Items]
REVENUE	R$ 36,850	R$ 34,463	R$ 33,646
COSTS
Cost of energy and gas	(19,822)	(20,020)	(21,449)
Infrastructure and construction cost	(4,072)	(3,536)	(2,036)
Costs of operation	(4,572)	(4,095)	(3,438)
TOTAL COST	(28,466)	(27,651)	(26,923)
GROSS PROFIT	8,384	6,812	6,723
EXPENSES
Expected credit losses	(175)	(109)	(144)
General and administrative expenses	(707)	(789)	(572)
Other operating expenses	(713)	(1,076)	(489)
Total expenses	(1,595)	(1,974)	(1,205)
Periodic Tariff Revision, net			215
Renegotiation of hydrological risk (Law 14,052/20), net			1,032
Bargain purchase		5	4
Fair value adjustments of investments	9
Share of income, net, of affiliates, subsidiaries and joint ventures	432	843	182
Income before financial revenue expenses and taxes, Total	7,230	5,686	6,951
Finance income	1,272	1,500	844
Finance expenses	(1,651)	(3,066)	(3,096)
Total financial income and expenses	(379)	(1,566)	(2,252)
Income before income tax and social contribution tax	6,851	4,120	4,699
Current income tax and social contribution tax	(943)	(950)	(1,156)
Deferred income tax and social contribution tax	(141)	924	210
Income tax and social contribution tax	(1,084)	(26)	(946)
NET INCOME FOR THE YEAR	5,767	4,094	3,753
Total of net income for the year attributed to:
Equity holders of the parent	5,764	4,092	3,751
Non-controlling interests	3	2	2
Total net income for the year	R$ 5,767	R$ 4,094	R$ 3,753
Preferred shares [member]
Total of net income for the year attributed to:
Basic earnings (loss) per share	R$ 2.62	R$ 1.86	R$ 1.7
Diluted earnings (loss) per share	2.62	1.86	1.7
Common shares [member]
Total of net income for the year attributed to:
Basic earnings (loss) per share	2.62	1.86	1.7
Diluted earnings (loss) per share	R$ 2.62	R$ 1.86	R$ 1.7